Loans And Borrowings - Disclosure of Detailed Information About Borrowings Explanatory (Parenthetical) (Detail) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Proceed from the issue of additional debt			$ 577,378	$ 495,944
Nations Interbanc Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	$ 6,095,160	$ 6,546,561
Repayments of current borrowings	$ 6,941,465	$ 6,371,429
Loan Payable To Related Party [Member] | Amounts Payable Related Party Transactions [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate			6.00%
Borrowings, Maturity			January 2023
Oracle Financing [Member] | Credit Arrangement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity			maturing in May 2023 and February 2024
Oracle Financing [Member] | Credit Arrangement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate			6.20%
Oracle Financing [Member] | Credit Arrangement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate			6.60%